CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Location based services	$ 133,692	$ 126,951	$ 114,565
Wireless communications products	48,435	43,216	35,753
Total revenues	182,127	170,167	150,318
Cost of revenues:
Location based services	46,852	44,850	44,974
Wireless communications products	38,142	36,015	29,786
Total cost of revenues	84,994	80,865	74,760
Gross profit	97,133	89,302	75,558
Research and development expenses	2,526	2,414	2,066
Selling and marketing expenses	9,264	9,715	8,489
General and administrative expenses	38,617	34,483	33,439
Other expenses, net (Note 13)	856	4,760	1,617
Operating income	45,870	37,930	29,947
Other (expenses) income, net (Note 11A2)		(166)	6,755
Financing income, net (Note 14)	1,704	238	987
Income before income tax	47,574	38,002	37,689
Income tax expenses (Note 15)	(14,246)	(12,447)	(11,690)
Share in losses of affiliated companies, net (Note 4A)	(421)	(1)	(39)
Net income for the year	32,907	25,554	25,960
Less: Net income attributable to non-controlling interest	(2,478)	(1,792)	(1,080)
Net income attributable to the Company	$ 30,429	$ 23,762	$ 24,880
Basic and diluted earnings per share attributable to Company's stockholders (Note 16)	$ 1.45	$ 1.13	$ 1.19
Basic and diluted weighted average number of shares outstanding	20,968	20,968	20,968